Undiscounted Closure Cost Estimates (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligations [Line Items]
Total closure cost estimate	[1]	$ 353.2	$ 390.8
South Africa
Asset Retirement Obligations [Line Items]
Total closure cost estimate		29.0	32.3
Ghana
Asset Retirement Obligations [Line Items]
Total closure cost estimate		91.5	89.4
Australia
Asset Retirement Obligations [Line Items]
Total closure cost estimate		186.0	212.7
Peru
Asset Retirement Obligations [Line Items]
Total closure cost estimate		$ 46.7	$ 56.4

[1]	Includes discounting of $77.5 million in the year ended December 31, 2015 (December 31, 2014: $90.7 million) in order to reconcile the gross closure cost estimate of $353.2 million (December 31, 2014: $390.8 million) to the provision for environmental rehabilitation of $275.7 million (December 31, 2014: $300.1 million)